CONSOLIDATED STATEMENT OF FINANCIAL POSITION € in Millions, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Non-current assets
Intangible assets	$ 2,756	$ 2,884
Property, plant and equipment	2,945	2,677
Derivative financial instruments - non-current	9	4
Deferred tax assets	245	204
Other non-current assets	73	68
Current assets
Inventories	923	964
Trade and other receivables	869	734
Derivative financial instruments	36	3
Cash and cash equivalents	1,267	614
Equity attributable to owners of the parent
Issued capital	23	23
Total equity attributable to owners of the parent	(362)	(216)
TOTAL EQUITY	(361)	(215)
Non-current liabilities
Borrowings	6,764	5,815
Employee benefit obligations	811	716
Derivative financial instruments	26	44
Deferred tax liabilities	369	344
Provisions	55	29
Current liabilities
Borrowings	97	95
Derivative financial instruments	104	17
Trade and other payables	1,579	1,628
Provisions	50	48
Aggregate continuing and discontinued operations
Non-current assets
Intangible assets	2,756	2,884
Property, plant and equipment	2,945	2,677
Derivative financial instruments - non-current	9	4
Deferred tax assets	245	204
Investment in material joint ventures	390	375
Other non-current assets	73	68
Total non-current assets	6,418	6,212
Current assets
Inventories	923	964
Trade and other receivables	869	734
Contract asset	139	151
Derivative financial instruments	36	3
Cash and cash equivalents	1,267	614
Total current assets	3,234	2,466
TOTAL ASSETS	9,652	8,678
Equity attributable to owners of the parent
Issued capital	23	23
Share premium	1,292	1,292
Capital contribution	485	485
Other reserves	164	165
Retained earnings	(2,326)	(2,181)
Total equity attributable to owners of the parent	(362)	(216)
Non-controlling interests	1	1
TOTAL EQUITY	(361)	(215)
Non-current liabilities
Borrowings	6,481	5,524
Lease obligations	283	291
Employee benefit obligations	811	716
Derivative financial instruments	26	44
Deferred tax liabilities	369	344
Provisions	55	29
Total non-current liabilities	8,025	6,948
Current liabilities
Borrowings	14	22
Lease obligations	83	73
Interest payable	43	60
Derivative financial instruments	104	17
Trade and other payables	1,579	1,628
Income tax payable	115	97
Provisions	50	48
Total current liabilities	1,988	1,945
TOTAL LIABILITIES	10,013	8,893
TOTAL EQUITY and LIABILITIES	$ 9,652	$ 8,678